Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Compensation Related Costs [Abstract]
Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2024	June 30, 2023
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	65.31%	73.19%
Average remaining expected life of stock options on F Shares (years)	5.69	6.69
Average remaining expected life of stock options on Ordinary Shares (years)	6.91	n/a

Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity

The following tables illustrate the development of the Group’s non-vested options in F Shares and Ordinary Shares for the six months ended June 30, 2024.

Non-vested options on F Shares	Number of F Shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2022	—	—
Granted	77	6.39
Vested	77	6.39
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2023	—	—
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as at June 30, 2024	—	—

Non-vested options on Ordinary Shares	Number of Ordinary Shares under options	Weighted-average grant date fair value (USD)
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2022	—	—
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2023	—	—
Granted	36,937	1.14
Vested	36,937	1.14
Non-vested forfeited or cancelled	-	-
Non-vested options as at June 30, 2024	—	—

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2024.

Options on F Shares	SEAL F Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	—	—	—	—
Of which vested	-	-	-	-
Granted	77	0.05	-	-
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19
Granted	-	-	-	-
Outstanding as at June 30, 2024	77	0.05	5.69	9
Of which vested	77	0.05	5.69	9

Options on Ordinary Shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	—	—	—	—
Of which vested	-	-	-	-
Granted	-	-	-	-
Outstanding as at December 31, 2023	—	—	—	—
Of which vested	-	-	-	-
Granted	36,937	0.01	-	-
Outstanding as at June 30, 2024	36,937	0.01	6.91	29,804
Of which vested	36,937	0.01	6.91	29,804

Stock-Based Compensation - Schedule of Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD	2024	2023
In relation to Employee Stock Option Plans (ESOP)	42	—
In relation to non-ESOP Option Agreements	—	—
Total	42	—

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD'000	2024	2023
Research & development expenses	—	—
Selling & marketing expenses	—	—
General & administrative expenses	42	—
Total	42	—